Lease Liabilities - Individualization of Lease Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 11,105,018	$ 7,007,711
Non-current lease liabilities	148,557,059	44,857,807
Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4,381,071	2,829,163
More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6,723,947	4,178,548
One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	10,399,712	5,036,773
Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,433,942	7,067,087
Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,327,447	2,026,666
Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,325,665	1,903,134
More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	125,070,293	28,824,147
Chile [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13,733,895	8,035,850
Non-current lease liabilities	239,822,050	57,709,063
Chile [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	16,707,164	7,236,277
Chile [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	10,340,864	8,938,172
Chile [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,950,285	3,597,671
Chile [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,646,427	3,342,761
Chile [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 193,177,310	$ 34,594,182
Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	6.49%	6.49%
Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	5.48%	5.48%
Enel Generacin Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	6.50%
Current lease liabilities	$ 3,181,404	$ 2,514,263
Non-current lease liabilities	5,992,962	7,721,786
Enel Generacin Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	776,668	613,801
Enel Generacin Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2,404,736	1,900,462
Enel Generacin Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 5,992,962	2,677,690
Enel Generacin Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		5,044,096
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	2.06%
Current lease liabilities	$ 20,025	18,503
Non-current lease liabilities	269,159	271,299
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4,933	4,631
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15,092	13,872
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20,485	18,828
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20,906	19,215
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21,337	19,610
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21,775	20,014
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 184,656	193,632
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	2.09%
Current lease liabilities	$ 45,160	39,075
Non-current lease liabilities	527,382	530,071
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	16,794	13,012
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	28,366	26,063
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	38,515	35,386
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	39,320	36,127
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	40,142	36,882
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	40,982	37,654
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 368,423	384,022
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1.07%
Current lease liabilities	$ 1,847	1,741
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 1,847	1,163
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		578
Enel Generacin Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1.91%
Current lease liabilities	$ 1,285	1,205
Non-current lease liabilities	636	1,185
Enel Generacin Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,285	1,205
Enel Generacin Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 636	588
Enel Generacin Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		597
Enel Generacin Chile S.A. [Member] | Rentaequipos Tramaca S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	0.83%
Current lease liabilities	$ 144,460	144,460
Enel Generacin Chile S.A. [Member] | Rentaequipos Tramaca S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 144,460	144,460
Enel Generacin Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	0.83%
Current lease liabilities	$ 10,176	9,546
Enel Generacin Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 10,176	9,546
Enel Generacin Chile S.A. [Member] | Roberto Guzman Borquez | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1.37%
Current lease liabilities	$ 1,485	1,466
Non-current lease liabilities	1,377	2,860
Enel Generacin Chile S.A. [Member] | Roberto Guzman Borquez | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	371	367
Enel Generacin Chile S.A. [Member] | Roberto Guzman Borquez | Chile [Member] | Chilean Peso [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,114	1,099
Enel Generacin Chile S.A. [Member] | Roberto Guzman Borquez | Chile [Member] | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,377	1,483
Enel Generacin Chile S.A. [Member] | Roberto Guzman Borquez | Chile [Member] | Chilean Peso [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		1,377
Enel Generacin Chile S.A. [Member] | Yaritza Alexandra Bernal | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1.37%
Current lease liabilities	$ 1,641	1,519
Non-current lease liabilities	1,525	2,969
Enel Generacin Chile S.A. [Member] | Yaritza Alexandra Bernal | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	409	379
Enel Generacin Chile S.A. [Member] | Yaritza Alexandra Bernal | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,232	1,140
Enel Generacin Chile S.A. [Member] | Yaritza Alexandra Bernal | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,525	1,538
Enel Generacin Chile S.A. [Member] | Yaritza Alexandra Bernal | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		1,431
Enel Generacin Chile S.A. [Member] | Corporacin Comunidades V. | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1.07%
Current lease liabilities		4,039
Enel Generacin Chile S.A. [Member] | Corporacin Comunidades V. | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1,034
Enel Generacin Chile S.A. [Member] | Corporacin Comunidades V. | Chile [Member] | Chilean Peso [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		3,005
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1.08%
Current lease liabilities	$ 742,816	463,549
Non-current lease liabilities	31,728	386,701
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	457,380	191,038
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	285,436	272,511
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 31,728	356,941
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		29,760
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA EL ROBLE S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1.41%
Current lease liabilities	$ 5,097	57,194
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA EL ROBLE S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 5,097	19,023
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA EL ROBLE S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		38,171
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1.91%
Current lease liabilities	$ 74,744	68,997
Non-current lease liabilities	274,811	321,998
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	23,270	21,619
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	51,474	47,378
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	69,779	64,225
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	71,113	65,453
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	72,470	66,704
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 61,449	67,977
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		57,639
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1.91%
Current lease liabilities	$ 61,170	56,497
Non-current lease liabilities	224,657	263,235
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	19,090	17,765
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	42,080	38,732
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	57,044	52,505
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	58,134	53,508
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	59,244	54,530
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 50,235	55,571
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		47,121
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	6.24%
Current lease liabilities	$ 79,717	60,000
Non-current lease liabilities	36,544	53,223
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	79,717	60,000
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	17,719	16,679
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 18,825	17,719
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		18,825
Enel Distribucion Chile S.A. [Member] | RENTAS INMOBILIARIAS AMANECER S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1.56%
Current lease liabilities	$ 9,767	44,287
Non-current lease liabilities		17,803
Enel Distribucion Chile S.A. [Member] | RENTAS INMOBILIARIAS AMANECER S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5,013	4,563
Enel Distribucion Chile S.A. [Member] | RENTAS INMOBILIARIAS AMANECER S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 4,754	39,724
Enel Distribucion Chile S.A. [Member] | RENTAS INMOBILIARIAS AMANECER S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		17,803
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A. | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	5.99%
Current lease liabilities	$ 234,086	327,074
Non-current lease liabilities	1,043,807	1,739,241
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A. | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	234,086	327,074
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A. | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	70,479	111,940
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A. | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	74,698	118,640
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A. | Chile [Member] | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	79,169	125,742
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A. | Chile [Member] | U.S. Dollar [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	83,908	133,269
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A. | Chile [Member] | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 735,553	1,249,650
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1.77%
Current lease liabilities	$ 213,240	148,176
Non-current lease liabilities	220,413	350,520
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	98,029	41,407
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	115,211	106,769
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	109,492	143,774
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	77,991	102,703
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 32,930	73,155
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		30,888
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	0.40%
Current lease liabilities	$ 183,901	171,819
Non-current lease liabilities	416,453	563,128
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	45,910	42,897
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	137,991	128,922
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	184,630	172,496
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	185,366	173,183
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 46,457	173,873
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		43,576
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA MIXTO RENTA SPA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	0.10%
Current lease liabilities	$ 9,607	108,084
Non-current lease liabilities		9,011
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA MIXTO RENTA SPA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 9,607	27,018
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA MIXTO RENTA SPA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		81,066
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA MIXTO RENTA SPA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		9,011
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	3.16%
Current lease liabilities	$ 3,584,683	977,608
Non-current lease liabilities	118,923,426	18,509,028
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,642,921	546,737
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,941,762	430,871
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,866,968	711,487
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,914,858	735,784
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,964,390	761,006
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,015,619	787,190
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 107,161,591	15,513,561
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	5.02%
Current lease liabilities	$ 1,050,760	596,278
Non-current lease liabilities	3,332,831	3,225,628
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,050,760	596,278
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	209,159	181,888
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	219,656	191,016
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	230,680	200,603
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	242,258	210,671
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,431,078	2,441,450
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	2.54%
Current lease liabilities	$ 250,639	109,911
Non-current lease liabilities	1,741,321	1,703,180
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	250,639	109,911
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	77,502	70,851
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	79,471	72,651
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	81,490	74,497
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	83,561	76,389
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,419,297	1,408,792
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	4.94%
Current lease liabilities	$ 16,532	266,597
Non-current lease liabilities	229,298	221,427
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	16,532	266,597
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7,259	6,483
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7,618	6,804
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7,994	7,140
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	8,389	7,493
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 198,038	193,507
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	4.94%
Current lease liabilities	$ 21,470	51,923
Non-current lease liabilities	283,963	274,413
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	21,470	51,923
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,572	8,550
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	10,045	8,973
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	10,542	9,416
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,063	9,882
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 242,741	237,592
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	4.94%
Current lease liabilities	$ 74,019	33,522
Non-current lease liabilities	436,642	423,250
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	74,019	33,522
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	15,602	13,937
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	16,374	14,626
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	17,183	15,349
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	18,033	16,108
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 369,450	363,230
Enel Green Power Chile S.A. [Member] | Alicia Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	4.31%
Current lease liabilities		97,512
Enel Green Power Chile S.A. [Member] | Alicia Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		97,512
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	4.94%
Current lease liabilities	$ 33,913	22,346
Non-current lease liabilities	436,642	423,250
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	33,913	22,346
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	15,602	13,937
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	16,374	14,626
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	17,183	15,349
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	18,033	16,108
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 369,450	363,230
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	4.94%
Current lease liabilities	$ 16,954	8,966
Non-current lease liabilities	218,322	211,622
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	16,954	8,966
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7,434	6,640
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7,801	6,968
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	8,187	7,313
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	8,592	7,674
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 186,308	183,027
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	4.94%
Current lease liabilities	$ 107,386	66,597
Non-current lease liabilities	1,434,968	1,387,292
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	107,386	66,597
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	47,172	42,137
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	49,504	44,221
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	51,952	46,407
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	54,521	48,701
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,231,819	1,205,826
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	6.39%
Current lease liabilities	$ 106,754	51,782
Non-current lease liabilities	1,390,288	1,342,354
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	85,721	32,757
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	21,033	19,025
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	43,211	39,084
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	44,784	40,507
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	46,414	41,981
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	48,103	43,509
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,207,776	1,177,273
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	2.94%
Current lease liabilities	$ 76,729	101,743
Non-current lease liabilities	1,192,718	1,118,063
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	76,729	101,743
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	40,483	36,866
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	41,673	37,949
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	42,898	39,065
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	44,159	40,213
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,023,505	963,970
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	2.42%
Current lease liabilities	$ 68,355
Non-current lease liabilities	1,997,740
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	68,355
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	32,670
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	33,460
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	34,268
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	35,097
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,862,245
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	5.35%
Non-current lease liabilities	$ 122,167
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,363
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,363
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,363
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,363
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 104,715
Enel Green Power Chile S.A. [Member] | Sociedad Agricola El Futuro Huerto Limitada | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	4.35%
Non-current lease liabilities	$ 2,834,196
Enel Green Power Chile S.A. [Member] | Sociedad Agricola El Futuro Huerto Limitada | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	104,970
Enel Green Power Chile S.A. [Member] | Sociedad Agricola El Futuro Huerto Limitada | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	104,970
Enel Green Power Chile S.A. [Member] | Sociedad Agricola El Futuro Huerto Limitada | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	104,970
Enel Green Power Chile S.A. [Member] | Sociedad Agricola El Futuro Huerto Limitada | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	104,970
Enel Green Power Chile S.A. [Member] | Sociedad Agricola El Futuro Huerto Limitada | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,414,316
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	4.61%
Current lease liabilities	$ 427,121	374,657
Non-current lease liabilities	3,896,777	3,777,368
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	427,121	374,657
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	250,397	218,600
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	261,940	228,677
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	274,015	239,219
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	286,647	250,247
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,823,778	2,840,625
Enel Chile SA [Member] | COMPAIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	0.10%
Current lease liabilities	$ 8,677	6,775
Non-current lease liabilities	498	5,902
Enel Chile SA [Member] | COMPAIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4,339	2,710
Enel Chile SA [Member] | COMPAIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4,338	4,065
Enel Chile SA [Member] | COMPAIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 498	5,426
Enel Chile SA [Member] | COMPAIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 476
Enel Transmisin Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	5.99%
Current lease liabilities	$ 239,398
Non-current lease liabilities	1,043,808
Enel Transmisin Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	239,398
Enel Transmisin Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	70,479
Enel Transmisin Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	74,698
Enel Transmisin Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	79,169
Enel Transmisin Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	83,908
Enel Transmisin Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 735,554